Warranty Obligation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013
Changes in Product Warranty Obligations
Balance as of beginning of period	$ 32	$ 35	$ 35	$ 31
Warranty claims provision	6	11	25	25
Settlements made	(7)	(8)	(28)	(21)
Balance as of end of peridod	$ 31	$ 38	$ 32	$ 35